UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09155
Eaton Vance New Jersey Municipal Income Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1. Schedule of Investments

Eaton Vance New Jersey Municipal Income Trust	as of February 28, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 152.0%

Principal Amount (000’s omitted)	Security	Value

Education — 12.8%
$1,445	New Jersey Educational Facilities Authority, (Bloomfield College), 6.85%, 7/1/30	$1,478,235
3,935	New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/20	4,163,112
3,250	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	3,373,110
		9,014,457

Electric Utilities — 9.7%
5,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	5,239,850
1,500	Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	1,598,145
		6,837,995

General Obligations — 5.3%
3,500	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	3,745,035
		3,745,035

Hospital — 23.6%
2,000	Camden County, Improvements Authority, (Cooper Health) , 5.75%, 2/15/34	2,095,680
1,035	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	1,114,726
2,140	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/27	2,219,865
1,765	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	1,824,163
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	2,143,840

$750	New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 6.50%, 7/1/21	$822,367
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,153,180
1,450	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	1,632,656
1,900	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth’s Hospital), 6.00%, 7/1/20	1,979,914
600	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	676,662
		16,663,053

Industrial Development Revenue — 15.3%
1,000	Gloucester County, Improvements Authority, (Waste Management, Inc.), (AMT), 7.00%, 12/1/29	1,123,580
3,000	Middlesex County Pollution Control Authority, (Amerada Hess Corp.), 6.05%, 9/15/34	3,192,210
1,000	New Jersey EDA, (Anheuser-Busch), (AMT), 5.85%, 12/1/30	1,037,820
750	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	597,067
750	New Jersey EDA, (Continental Airlines), (AMT), 9.00%, 6/1/33	767,947
3,700	New Jersey EDA, (The Seeing Eye, Inc.), 6.20%, 12/1/24	4,110,367
		10,828,991

Insured-Education — 2.5%
1,600	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 10.855%, 7/1/33 (1) (2)	1,782,640
		1,782,640

Insured-Electric Utilities — 1.9%
1,250	Vineland, (Electric Utility), (MBIA), (AMT), 5.25%, 5/15/26	1,311,637
		1,311,637

Insured-Escrowed/Prerefunded — 2.8%
1,580	New Jersey EDA, (FSA), Prerefunded to 5/1/09, Variable Rate, 12.494%, 5/1/17 (1) (2)	2,015,827
		2,015,827

Insured-General Obligations — 13.2%
$1,555	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/26	$1,685,962
750	Eastampton Township, Board of Education, (MBIA), 4.50%, 3/1/28 (3)	750,825
775	Eastampton Township, Board of Education, (MBIA), 4.50%, 3/1/29 (3)	772,179
790	Eastampton Township, Board of Education, (MBIA), 4.50%, 3/1/30 (3)	783,554
1,745	Freehold Township, Board of Education, (FSA), 4.375%, 7/15/27 (3)	1,735,804
3,500	Irvington Township, (FSA), 0.00%, 7/15/24	1,440,110
5,500	Irvington Township, (FSA), 0.00%, 7/15/25	2,144,560
		9,312,994

Insured-Housing — 5.2%
3,390	New Jersey Housing and Mortgage Finance Agency, (FSA), (AMT), 5.05%, 5/1/34	3,402,780
230	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing, (FSA), 5.75%, 5/1/25	242,450
		3,645,230

Insured-Special Tax Revenue — 7.3%
1,000	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/24	405,950
6,000	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/25	2,307,900
7,100	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/27	2,457,026
		5,170,876

Insured-Transportation — 23.5%
4,000	Delaware River and Bay Authority, (AMBAC), 5.75%, 1/1/29 (4) (5)	4,433,120
1,000	Delaware River Port Authority, (FSA), 5.625%, 1/1/26	1,089,650
3,250	Delaware River Port Authority, (FSA), 5.75%, 1/1/26	3,574,448
1,500	New Jersey Turnpike Authority, RITES, (MBIA), Variable Rate, 13.259%, 1/1/30 (1) (2)	1,857,885
1,250	Newark Housing Authority, (Newark Marine Terminal), (MBIA), Variable Rate, 11.709%, 1/1/37 (1) (2)	1,395,013
4,000	Port Authority of New York and New Jersey, (JFK International Terminal), (MBIA), (AMT), 5.75%, 12/1/25	4,253,400
		16,603,516

Insured-Water Revenue — 2.6%
$1,800	Bayonne Municipal Utilities Authority, Water and Sewer Revenue, (XLCA), 4.75%, 4/1/33	$1,823,454
		1,823,454

Nursing Home — 3.0%
1,000	New Jersey EDA, (Masonic Charity Foundation), 5.50%, 6/1/31	1,070,760
975	New Jersey EDA, (Victoria Health), 5.20%, 12/20/36	1,035,431
		2,106,191

Other Revenue — 3.3%
950	Tobacco Settlement Financing Corp., 6.75%, 6/1/39	995,439
1,250	Tobacco Settlement Financing Corp., Variable Rate, 12.419%, 6/1/39 (1) (6)	1,369,575
		2,365,014

Senior Living / Life Care — 2.4%
1,700	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	1,705,950
		1,705,950

Special Tax Revenue — 5.5%
750	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/31	778,403
1,310	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	1,393,761
1,500	New Jersey EDA, (Cigarette Tax), Variable Rate, 9.01%, 6/15/34 (1) (6)	1,682,610
		3,854,774

Transportation — 12.1%
2,860	Port Authority of New York and New Jersey, (AMT), 5.25%, 7/15/34	3,038,664
1,600	Port Authority of New York and New Jersey, Variable Rate, 13.24%, 3/1/28 (2)	2,231,552
2,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	2,044,760
1,175	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,215,902
		8,530,878

Total Tax-Exempt Investments — 152.0%
(identified cost $98,463,964)	$107,318,512

Other Assets, Less Liabilities — 1.8%	1,270,956
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.8)%	(38,001,769)
Net Assets Applicable to Common Shares — 100.0%	70,587,699

AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA	-	Financial Security Assurance, Inc.
MBIA	-	Municipal Bond Insurance Association
XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at February 28, 2005, 38.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 21.0% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of the securities is $10,103,550 or 14.3% of the Trust’s net assets.

(2)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

(3)		When-issued security.

(4)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)	Security (or a portion thereof) has been segregated to cover when-issued securities.

(6)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2005.

A summary of financial instruments at February 28, 2005 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
06/05	260 U.S Treasury Bond	Short	(29,403,270)	(29,209,375)	193,895

At February 28, 2005, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2005 as computed on a federal income tax basis, were as follows:

Aggregate cost	$98,450,628
Gross unrealized appreciation	$8,961,477
Gross unrealized depreciation	(93,593)
Net unrealized appreciation	$8,867,884

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	April 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	April 14, 2005

By:	/s/James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	April 14, 2005